RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SALES (NOTE 4)	$ 987,929	$ 788,373	$ 577,183
Costs and Expenses
Cost of sales	(547,582)	(528,916)	(392,297)
Selling and general expenses	(74,439)	(74,803)	(64,739)
Other operating (expense) income, net (Note 18)	(1,801)	42	15,254
Costs and Expenses	(623,822)	(603,677)	(441,782)
OPERATING INCOME	364,107	184,696	135,401
Interest expense, net	(33,756)	(45,144)	(33,347)
Interest and other miscellaneous income, net	9,487	20,055	2,362
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	339,838	159,607	104,416
Income tax benefit (expense) (Note 21)	1,022	(293)	(3,112)
INCOME FROM CONTINUING OPERATIONS	340,860	159,314	101,304
Income from operations of discontinued operations, net of tax	28,123	19,181	21,487
NET INCOME	368,983	178,495	122,791
Less: Net income attributable to noncontrolling interests in consolidated affiliates	(5,002)	(2,097)	(13,321)
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	359,147	173,493	107,077
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Foreign currency translation adjustment, net of income tax effect of $0, $0 and $0	(33,100)	(1,516)	(23,093)
Pension and postretirement benefit plans, net of income tax effect of $1,222, $0 and $0	9,846	593	1,627
Total other comprehensive (loss) income	(39,610)	(10,880)	54,573
COMPREHENSIVE INCOME	329,373	167,615	177,364
Less: Comprehensive income attributable to noncontrolling interests in consolidated affiliates	(1,276)	(3,449)	(12,182)
COMPREHENSIVE INCOME ATTRIBUTABLE TO RAYONIER INC.	323,741	161,527	161,490
Continuing Operations
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Cash flow hedges, net of income tax effect of $0, $0 and $0	(6,610)	(16,047)	77,465
Pension and postretirement benefit plans, net of income tax effect of $1,222, $0 and $0	9,846	593	1,627
Discontinued Operations
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Cash flow hedges, net of income tax effect of $0, $0 and $0	(9,746)	6,090	(1,426)
Foreign currency translation adjustment, net of income tax effect of $0, $0 and $0	(33,100)	(1,516)	(23,093)
Rayonier Limited Partnership
SALES (NOTE 4)	987,929	788,373	577,183
Costs and Expenses
Cost of sales	(547,582)	(528,916)	(392,297)
Selling and general expenses	(74,439)	(74,803)	(64,739)
Other operating (expense) income, net (Note 18)	(1,801)	42	15,254
Costs and Expenses	(623,822)	(603,677)	(441,782)
OPERATING INCOME	364,107	184,696	135,401
Interest expense, net	(33,756)	(45,144)	(33,347)
Interest and other miscellaneous income, net	9,487	20,055	2,362
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	339,838	159,607	104,416
Income tax benefit (expense) (Note 21)	1,022	(293)	(3,112)
INCOME FROM CONTINUING OPERATIONS	340,860	159,314	101,304
Income from operations of discontinued operations, net of tax	28,123	19,181	21,487
NET INCOME	368,983	178,495	122,791
Less: Net income attributable to noncontrolling interests in consolidated affiliates	(5,002)	(2,097)	(13,321)
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	363,981	176,398	109,470
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Foreign currency translation adjustment, net of income tax effect of $0, $0 and $0	(33,100)	(1,516)	(23,093)
Total other comprehensive (loss) income	(39,610)	(10,880)	54,573
COMPREHENSIVE INCOME	329,373	167,615	177,364
Less: Comprehensive income attributable to noncontrolling interests in consolidated affiliates	(1,276)	(3,449)	(12,182)
COMPREHENSIVE INCOME ATTRIBUTABLE TO RAYONIER INC.	$ 328,097	$ 164,166	$ 165,182
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO RAYONIER INC.
Continuing operations (in dollars per share)	$ 2.26	$ 1.06	$ 0.61
Discontinued operations (in dollars per share)	0.16	0.11	0.12
Net Income (in dollars per share)	2.41	1.17	0.73
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO RAYONIER INC.
Continuing operations (in dollars per share)	2.24	1.05	0.61
Discontinued operations (in dollars per share)	0.16	0.11	0.12
Net Income (in dollars per share)	$ 2.39	$ 1.17	$ 0.73
Rayonier Limited Partnership | Continuing Operations
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Cash flow hedges, net of income tax effect of $0, $0 and $0	$ (6,610)	$ (16,047)	$ 77,465
Pension and postretirement benefit plans, net of income tax effect of $1,222, $0 and $0	9,846	593	1,627
Rayonier Limited Partnership | Discontinued Operations
OTHER COMPREHENSIVE INCOME (LOSS), RELATING TO CONTINUING OPERATIONS
Cash flow hedges, net of income tax effect of $0, $0 and $0	(9,746)	6,090	(1,426)
Foreign currency translation adjustment, net of income tax effect of $0, $0 and $0	(33,100)	(1,516)	(23,093)
Rayonier Limited Partnership | Limited Partners’ Capital
Costs and Expenses
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	360,341	174,634	108,375
Rayonier Limited Partnership | General Partners’ Capital
Costs and Expenses
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	$ 3,640	$ 1,764	$ 1,095